The Company, basis of presentation and significant accounting policies - Basis of presentation & Principles of consolidation and composition of the group (Details) € in Thousands		12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 EUR (€) item
The Company and basis of presentation
Number of companies consolidated		2,305
Number of companies accounted for by the equity method		49
Number of first-time consolidations companies		113
Number of companies deconsolidated		22
Non-current provisions and other non-current liabilities reclassified to current provisions and other current liabilities
The Company and basis of presentation
Amount of reclassifications or changes in presentation | €	€ 51,831
Argentina
The Company and basis of presentation
Index at December 31, 2020		385.9
Calendar year increase		36.00%
Loss on net monetary position in EUR | €		€ 18,513
Lebanon
The Company and basis of presentation
Index at December 31, 2020		284.04
Calendar year increase		146.00%
Loss on net monetary position in EUR | €		€ 5,112